Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Ave. NW, Suite 500

Washington, DC 20036

(202) 822-9611

1933 Act Rule 485(a)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

January 20, 2012

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Variable Insurance Trust

File Nos. 002-73024 and 811-03213

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 150, Amendment No. 151 (the “Amendment”), to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed pursuant to Rule 485(a) to add Class P shares to the American Funds NVIT Asset Allocation Fund, American Funds NVIT Growth-Income Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Balanced Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Large Cap Growth Fund, NVIT Short Term Bond Fund and Class Y shares to the Federated NVIT High Income Bond Fund (each, a “Fund”), all of which are series of the Trust.

The Trust is requesting that the Amendment be effective on April 9, 2012 pursuant to Rule 485(a)(1) under the 1933 Act. Please note that the Trust has bracketed the management fee for the fiscal year ended December 31, 2010, in the prospectus for each Fund. The management fee for the fiscal year-ended December 31, 2011, is not available at this time. Please direct any inquiries regarding this filing to my attention at (202) 419-8402 or in my absence to Prufesh R. Modhera, Esquire at (202) 419-8417.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esquire

cc:	Allan Oster, Esquire